Commitments, Contingencies, Guarantees and Indemnifications (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Facility rent expense	$ 337,000	$ 284,100